RELATED PARTY TRANSACTIONS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Related Party Transaction [Line Items]
Revenues	¥ 807,019	$ 115,402	¥ 922,201	¥ 1,018,139
Expenses from transactions with related parties	480,854	68,761	568,241	561,384
Amounts due from related parties	4,314		2,051		$ 617
Amounts due to related parties	1,066		1,734		152
Related Party
Related Party Transaction [Line Items]
Revenues	932	133	996	1,388
Amounts due from related parties	4,314		2,051		617
Amounts due to related parties	1,066		1,734		152
Related Party | Hongen Kindergartens
Related Party Transaction [Line Items]
Amounts due from related parties	178		300		25
Related Party | Perfect World Group
Related Party Transaction [Line Items]
Assets acquired from Perfect World Group			64,046
Amounts due from related parties	4,136		1,751		592
Amounts due to related parties	949		1,666		135
Related Party | Perfect World Group | Kunpeng
Related Party Transaction [Line Items]
Assets acquired from Perfect World Group			64,000
Related Party | Hongen Education
Related Party Transaction [Line Items]
Amounts due to related parties	117		68		$ 17
Related Party | Product sales | Hongen Kindergartens
Related Party Transaction [Line Items]
Revenues	932	133	991	1,291
Related Party | Product sales | Perfect World Group
Related Party Transaction [Line Items]
Revenues			5	97
Related Party | Rental and property management services | Perfect World Group
Related Party Transaction [Line Items]
Expenses from transactions with related parties	18,742	2,681	22,663	24,666
Related Party | Research and development outsourcing, administrative, IP licensing and other services | Perfect World Group
Related Party Transaction [Line Items]
Expenses from transactions with related parties	463	67	2,232	5,136
Related Party | Research and development outsourcing services | Hongen Education
Related Party Transaction [Line Items]
Expenses from transactions with related parties	¥ 304	$ 43	¥ 412	576
Related Party | Research and development outsourcing services | Equity Investee
Related Party Transaction [Line Items]
Expenses from transactions with related parties				¥ 52